Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
Schedule of Inventory
	December 31
	2025	2024
Composition:

Raw materials	2,157	1,803
Products in process	523	800
Finished goods	504	512
	3,184	3,115